NET PROFIT (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Details of Number of Shares and Loss Used in Computation
a.	Details of the number of shares and loss used in the computation of loss per share from continuing operations:

	Year ended December 31,
	2018		2019		2020
	Weighted average number of shares	Loss	Weighted average number of shares	Profit	Weighted average number of shares	Loss

Basic and diluted profit (loss)	27,113,617	(5,665)	27,178,839	2,066	27,209,878	(9,276)

b.	Details of the number of shares and profit (loss) used in the computation of profit or (loss) per share from discontinued operation:

	Year ended December 31,
	2018		2019		2020
	Weighted average number of shares	Profit	Weighted average number of shares	Profit	Weighted average number of shares	Profit

Basic and diluted profit	27,113,617	4,608	27,178,839	2,889	27,209,878	80

Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations
c.	Net profit (loss) per share from continuing and discontinued operations:

	Year ended December 31,
	2018	2019	2020
Basic and Diluted loss per share:
Profit (loss) from from continuing operations	(0.21)	0.08	(0.34)

Profit from discontinued operation	0.17	0.10	-

Profit (loss) per share	(0.04)	0.18	(0.34)